Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Net of allowance for doubtful accounts (in Dollars)	$ 4,743	$ 5,047	$ 5,537
Ordinary shares, per share (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Ordinary shares, authorized	1,500,000	1,500,000	1,500,000
Ordinary shares, issued	617,880	617,880	617,880
Ordinary shares, outstanding	617,880	617,880	617,880
Series C1 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Convertible redeemable preferred shares, authorized	166,950	166,950	166,950
Convertible redeemable preferred shares, issued	166,950	166,950	166,950
Convertible redeemable preferred shares, outstanding	166,950	166,950	166,950
Series C2 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Convertible redeemable preferred shares, authorized	126,345	126,345	126,345
Convertible redeemable preferred shares, issued	126,345	126,345	126,345
Convertible redeemable preferred shares, outstanding	126,345	126,345	126,345
Series D1 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Convertible redeemable preferred shares, authorized	139,186	139,186	139,186
Convertible redeemable preferred shares, issued	139,186	139,186	139,186
Convertible redeemable preferred shares, outstanding	139,186	139,186	139,186